Schedule of Investments
June 28, 2024 (unaudited)
Forester Value Fund

			Shares or Principal
Security Description			Amount ($)		Fair Value ($)(1)

Common Stocks - 74.30%

Communications - 2.13%
Verizon Communications, Inc.			1,640.00		67,633.60

Consumer Discretionary - 2.18%
Comcast Corp.			1,000.00		39,160.00
eBay, Inc.			1,293.00		69,459.96

					108,619.96

Consumer Staples - 11.63%
Altria Group, Inc.			1,500.00		68,325.00
Conagra Brands, Inc.			2,600.00		73,892.00
General Mills, Inc.			1,200.00		75,912.00
The JM Smucker Co.			730.00		79,599.20
The Kroger Co.			1,450.00		72,398.50

					370,126.70

Energy - 7.54%
BP plc			900.00		32,490.00
Chevron Corp.			500.00		78,210.00
Diamondback Energy, Inc.			300.00		60,057.00
Exxon Mobil Corp.			600.00		69,072.00

					239,829.00

Financials - 11.55%
Allstate Corp. (2)			480.00		76,636.80
Aon plc (United Kingdom)			250.00		73,395.00
Chubb Ltd. (Switzerland)			300.00		76,524.00
The Travelers Cos., Inc.			400.00		81,336.00
US Bancorp, Inc.			1,500.00		59,550.00

					367,441.80

Health Care - 17.22%
Amgen, Inc.			300.00		93,735.00
Cardinal Health, Inc.			750.00		73,740.00
Cigna Corp. (2)			120.00		39,668.40
CVS Health Corp.			810.00		47,838.60
Johnson & Johnson			500.00		73,080.00
Solventum Corp. (2)			92.00		4,864.96
Teva Pharmaceutical Industries Ltd. ADR (2)			6,100.00		99,125.00
UnitedHealth Group, Inc.			180.00		91,666.80
Walgreens Boots Alliance, Inc.			2,000.00		24,190.00

					547,908.76

Industrials - 2.79%
The 3M Co.			370.00		37,810.30
Quanta Services, Inc.			200.00		50,818.00

					88,628.30

Information Technology - 4.85%
International Business Machines Corp.			200.00		34,590.00
Hewlett-Pakcard Co.			1,000.00		35,020.00
Oracle Corp.			600.00		84,720.00

					154,330.00

Materials - 5.71%
Agnico Eagle Mines, Ltd. (Canada)			1,130.00		73,902.00
Alamos Gold, Inc.			6,870.00		107,721.60

					181,623.60

Utilities - 7.48%
Dominion Energy, Inc.			1,800.00		88,200.00
Exelon Corp.			2,010.00		69,566.10
First Energy Corp.			2,100.00		80,367.00

					238,133

Total Common Stock			(Cost $ 1,450,542)		2,364,275

U.S. Government Obligations - 21.80%

US Government Treasury Bill, 0.00%, 8/22/2024			200,000		198,491
US Government Treasury Bill. 0.000%, 9/2/2024			500,000		495,222

Total U.S. Government Obligations			(Cost $ 682,218)		693,713

Money Market Registered Investment Companies - 2.09%

Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class - 5.16% (4)			66,453		66,453

Total Money Market Registered Investment Companies			(Cost $ 66,452)		66,453

Total Investments - 99.85%			(Cost $ 2,259,725)		3,177,240

Other Assets Less Liabilities - .15%					4,937

Total Net Assets - 100.00%					3,182,177

Options - 1.66%

	Long (Short)		Notional Value of		Fair
	Contracts (5)	Expiration Date	Contracts ($) (6)		Value ($)
Put Options
S&P 500 Index, September 20, 2024, Put @5,150.00	15	9/20/2024	7,725,000		52,800

Total Options	15		(Cost $ 59,405)		52,800

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of June 28, 2024 in valuing the Fund's assets carried at fair value:

			Investments in		Other Financial
Valuation Inputs			Securities		Instruments (9)
Level 1 - Quoted Prices			$3,177,240	$
Level 2 - Other Significant Observable Inputs			-		-
Level 3 - Significant Unobservable Inputs			-		-
Total			$3,177,240		$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the coupon rate shown represents the yield at June 28, 2024.
(6) The notional amount is calculated by multiplying outstanding contracts by the exercise price at June 28,2024.